UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin McCormack
           --------------------------------------------------
Title:     Partner, Chief Financial Officer
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Kevin McCormack               Stamford, CT         05/  /01
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]






Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none







                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        54
                                               -------------

Form 13F Information Table Value Total:        $821,358
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.








                                                  Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ALKERMES INC                      COM            01642T108   17,550     800,000(SH)      (SOLE)                  800,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ALLSCRIPTS HEALTHCARE SOLUTION    COM            01988P108   11,066   2,200,000(SH)      (SOLE)                2,200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                COM            032511107   47,085     750,000(SH)      (SOLE)                  750,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                      COM CE GEN GRP 038020202    4,628     150,000(SH)      (SOLE)                  150,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                         COM LIB GRP A  001957208   12,600     900,000(SH)      (SOLE)                  900,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AVIRON                            COM            053762100   12,469     300,000(SH)      (SOLE)                  300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC                       CALL APR 25    0733259DE    5,875     200,000(SH) CALL (SOLE)                  200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BEA SYS INC                       CALL MAY 25    0733259EE   12,044     410,000(SH) CALL (SOLE)                  410,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BECTON DICKINSON & CO             COM            075887109   31,788     900,000(SH)      (SOLE)                  900,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                      COM            086516101    8,990     250,000(SH)      (SOLE)                  250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BLACK & DECKER CORP               COM            091797100    7,350     200,000(SH)      (SOLE)                  200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                   COM            141705103  110,840   8,500,000(SH)      (SOLE)                8,500,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CIENA CORP                        COM            171779101    5,219     125,000(SH)      (SOLE)                  125,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
COMVERSE TECHNOLOGY INC           COM            205862402    8,834     150,000(SH)      (SOLE)                  150,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
DAVITA INC                        COM            23918K108   64,949   3,825,000(SH)      (SOLE)                3,825,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
EFUNDS CORP                       COM            28224R101   12,513     650,000(SH)      (SOLE)                  650,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ENCORE ACQUISITION COMPANY        COM            29255W100    3,175     250,000(SH)      (SOLE)                  250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                   COM            319963104   16,420     275,000(SH)      (SOLE)                  275,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
FOREST OIL CORP                   COM PAR $O.O1  346091705   16,071     537,500(SH)      (SOLE)                  537,500(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR TV GUIDE INTL INC         COM            36866W106   11,500     400,000(SH)      (SOLE)                  400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL TELESYSTEMS INC            COM            37936U104   19,000  25,000,000(SH)      (SOLE)               25,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
I2 TECHNOLOGIES INC               CALL APR 15    4657549DC   11,600     800,000(SH) CALL (SOLE)                  800,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
I2 TECHNOLOGIES INC               COM            465754109    4,350     300,000(SH)      (SOLE)                  300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
IMMUNOGEN INC                     COM            45253H101    8,025     600,000(SH)      (SOLE)                  600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                 COM            478160104   26,241     300,000(SH)      (SOLE)                  300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC              COM            48203R104    4,745     125,000(SH)      (SOLE)                  125,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
KANA COMMUNICATIONS               COM            483600102    1,938   1,000,000(SH)      (SOLE)                1,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS            COM            49455P101   17,290     325,000(SH)      (SOLE)                  325,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY DIGITAL INC               CL A           530436104    4,688     750,000(SH)      (SOLE)                  750,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MANUGISTICS GROUP INC             COM            565011103    6,409     350,000(SH)      (SOLE)                  350,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC                COM            580037109   15,180   1,200,000(SH)      (SOLE)                1,200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
METHANEX CORP                     COM            59151K108   20,000   2,500,000(SH)      (SOLE)                2,500,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MITEL CORP                        COM            606711109    3,168     400,000(SH)      (SOLE)                  400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
NETIQ CORP                        COM            64115P102    1,888     100,000(SH)      (SOLE)                  100,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
NOVA CORP GA                      COM            669784100   11,525     625,000(SH)      (SOLE)                  625,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
NTL INC                           COM            629407107   18,863     750,000(SH)      (SOLE)                  750,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
NUANCE COMMUNICATIONS INC         COM            669967101    3,012     300,000(SH)      (SOLE)                  300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC TEX              COM            67481E106   16,550   1,000,000(SH)      (SOLE)                1,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
OPENWAVE SYSTEMS INC              COM            683718100    3,968     200,000(SH)      (SOLE)                  200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PEREGRINE SYS INC                 COM            71366Q101    7,800     400,000(SH)      (SOLE)                  400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PEREGRINE SYS INC                 CALL JUL 25    71366Q9GE    7,800     400,000(SH) CALL (SOLE)                  400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SIEBEL SYS                        CALL APR 25    8261709DE   16,320     600,000(SH) CALL (SOLE)                  600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SIGNALSOFT CORP                   COM            82668M102      591      75,000(SH)      (SOLE)                   75,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SKYWEST INC                       COM            830879102   13,950     600,000(SH)      (SOLE)                  600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
SPEECHWORKS INTL INC              COM            84764M101      984     150,000(SH)      (SOLE)                  150,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
STANLEY WKS                       COM            854616109    8,238     250,000(SH)      (SOLE)                  250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TALISMAN ENERGY INC               COM            87425E103   21,792     600,000(SH)      (SOLE)                  600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA SYS INC          COM            879433100   15,428     165,000(SH)      (SOLE)                  165,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MENS WAREHOUSE INC                COM            587118100    6,474     300,000(SH)      (SOLE)                  300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
THERMO ELECTRON CORP              COM            883556102   31,472   1,400,000(SH)      (SOLE)                1,400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TJX COS INC NEW                   COM            872540109   19,200     600,000(SH)      (SOLE)                  600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                 COM            902124106   34,584     800,000(SH)      (SOLE)                  800,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
UTI ENERGY CORP                   COM            903387108   12,100     400,000(SH)      (SOLE)                  400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
WEBMETHODS INC                    COM            94768C108    5,219     250,000(SH)      (SOLE)                  250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------



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